Warrant liability	12 Months Ended
Mar. 31, 2026
Warrant Liability
Warrant liability

20.	Warrant liability

	2026	2025
	USD	USD

As at 1 April	-	-
Effect on merger acquisition	603,500	-
Change in fair value	(477,972)	-

As at 31 March	125,528	-

On December 6, 2021, in connection with the IPO, the Company effectively issued 11,500,000 units of Public Warrants and 570,000 units of Private Placement Warrants to purchase shares of ALPS’s common stock at an exercise price of $5.75. The Warrants were classified as a liability in the statement of financial position in accordance with IFRS 9. As of March 31, 2026, the Public Warrants were remeasured to a fair value of USD119,600 (USD0.01 per warrant) and the Private Placement Warrants were remeasured to a fair value of USD5,928 (USD0.01 per warrant), resulting in an aggregate warrant liability of USD125,528.

The fair value of the Warrants was estimated using a binomial lattice model (incorporating the Cox-Ross-Rubenstein methodology), and was as follows:

2026
USD

Fair value of Public Warrants per share	0.01
Fair value of Private Placement Warrants per share	0.01

Assumptions used in the binomial lattice model take into account the contract terms as well as the quoted price of the Company’s common stock in an active market. The volatility is benchmarked and implied by the market price of the publicly traded warrants, which is further corroborated against the historical volatility of guideline public companies. The expected life is based on the remaining contractual term of the warrants, and the risk-free interest rate is based on the implied yield available on U.S. Treasury securities with a maturity equivalent to the warrants’ expected life. The level 3 fair value inputs used in the lattice models were as follows:

2026
USD

Volatility	35.4%
Expected term (in years)	4.58 years
Risk-free rate	3.86%